As filed with the Securities and Exchange Commission On February 25, 2008

File Nos. 33-12988

811-05088

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 72	☒

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, N.Y. 10105

(800) 221-5672

(Registrant’s Telephone Number, including Area Code)

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas, New York, N.Y. 10105

(Name and address of Agent for Service)

Copies of communications to:

Kathleen K. Clarke

Seward & Kissel LLP

1200 G Street, NW

Suite 350

Washington, DC 20005

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date), pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 25nd day of February, 2008.

THE ALLIANCEBERNSTEIN PORTFOLIOS

By:	Marc O. Mayer*
Marc O. Mayer
President

Pursuant to the requirements of the Securities Act of l933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title	Date
1)	Principal Executive Officer

	Marc O. Mayer*	President and Chief Executive Officer	February 25, 2008

2)	Principal Financial and Accounting Officer

	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	February 25, 2008

3)	The Trustees:

David H. Dievler*
John H. Dobkin*
Michael J. Downey*
William H. Foulk, Jr.*
D. James Guzy*
Nancy P. Jacklin*
Marc O. Mayer*
Marshall C. Turner, Jr.*
Earl D. Weiner*

*By:	/s/ Andrew L. Gangolf		February 25, 2008
Andrew L. Gangolf
(Attorney-in-fact)

*	By Powers of Attorney dated January 7, 2007 for Earl D. Weiner and previously filed with Post-Effective Amendment No. 68 to the Registrant’s Registration Statement (File No. 33-12988), filed via EDGAR on October 31, 2007 and incorporated herein by reference, and Powers of Attorney dated February 9, 2006 for all other Trustees and previously filed with Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (File No. 33-12988), filed via EDGAR on August 30, 2006 and incorporated herein by reference.

THE ALLIANCEBERNSTEIN PORTFOLIOS

Post-Effective Amendment no. 70

Users of this data are advised pursuant to the rules and regulations governing the filing of voluntary XBRL disclosure that the following XBRL documents are not the official publicly filed disclosure of The AllianceBernstein Portfolios. The purpose of submitting these XBRL formatted documents is to test the related format and technology and, as a result, investors should continue to rely on the official version of the furnished documents and not rely on this information in making investment decisions.

Index to Exhibits

Exhibit No.	Description
Ex-100.INS	XBRL Instance Document

Ex-100.SCH	XBRL Taxonomy Extension Schema Document

Ex-100.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-100.LAB	XBRL Taxonomy Extension Labels Linkbase